Investments in equity accounted units	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method Explanatory [Abstract]
Investments in equity accounted units

15 Investments in equity accounted units

	2018	2017
Summary balance sheet (Rio Tinto share)	US$m	US$m
Rio Tinto's share of assets
– Non-current assets	6,000	5,913
– Current assets	887	990
	6,887	6,903
Rio Tinto's share of liabilities
– Current liabilities	(607)	(654)
– Non-current liabilities	(1,981)	(1,763)
	(2,588)	(2,417)
Rio Tinto's share of net assets	4,299	4,486

Further details of investments in equity accounted units are set out in notes 35 and 36.

At 31 December 2018 and 2017, the Group had no investments in equity accounted units with shares listed on recognised stock exchanges.

At 31 December 2018, net debt of equity accounted units, excluding amounts due to Rio Tinto, was US$1,158 million (2017: US$1,244 million).